UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF IVY ASSET STRATEGY FUND

June 30, 2005
BULLION - 5.91%	Troy Ounces	Value

Gold	17,930	$7,807,499
(Cost: $7,147,980)

COMMON STOCKS	Shares

Aircraft - 2.56%
BAE SYSTEMS plc (A)	258,060	1,326,991
Boeing Company (The)	15,250	1,006,500
United Technologies Corporation	20,500	1,052,675
		3,386,166
Aluminum - 0.77%
Aluminum Corporation of China Limited, H Shares (A)	1,828,600	1,017,719

Banks - 1.37%
Citigroup Inc.	27,800	1,285,194
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	61	517,546
		1,802,740
Business Equipment and Services - 2.98%
Dentsu Inc. (A)*	210	518,799
Headwaters Incorporated*	45,400	1,560,852
Jacobs Engineering Group Inc.*	15,400	866,404
Mitsubishi Corporation (A)	52,800	717,901
Pacific Basin Shipping Limited (A)	567,000	269,965
		3,933,921
Capital Equipment - 3.12%
Caterpillar Inc.	21,100	2,011,041
Chicago Bridge & Iron Company N.V., NY Shares	28,958	661,980
Deere & Company	13,939	912,865
SMC Corporation (A)	4,900	534,578
		4,120,464
Chemicals - Petroleum and Inorganic - 1.51%
LG Chem, Ltd. (A)*	17,570	641,997
Yara International ASA (A)	84,700	1,348,004
		1,990,001
Chemicals - Specialty - 0.51%
Scotts Miracle-Gro Company (The)*	9,400	669,374

Coal - 1.94%
Foundation Coal Holdings, Inc.	24,700	640,718
Peabody Energy Corporation	37,050	1,928,082
		2,568,800
Computers - Micro - 0.48%
Dell Inc.*	16,200	639,009

Construction Materials - 2.85%
CRH public limited company (A)	30,340	798,972
Cemex, S.A. de C.V., ADR	70,016	2,970,079
		3,769,051
Electronic Components - 1.90%
Samsung Electronics Co., Ltd. (A)	5,260	2,511,783

Electronic Instruments - 0.46%
Nihon Densan Kabushiki Kaisha (A)	5,800	613,939

Finance Companies - 2.08%
Rio Tinto plc (A)	89,590	2,741,654

Food and Related - 4.14%
Archer Daniels Midland Company	108,000	2,309,040
Bunge Limited	37,400	2,371,160
J.M. Smucker Company (The)	16,700	783,898
		5,464,098
Forest and Paper Products - 0.53%
Aracruz Celulose S.A., ADR	20,100	698,475

Gold and Precious Metals - 5.22%
Agnico-Eagle Mines Limited	60,650	764,190
Barrick Gold Corporation	135,900	3,401,577
Placer Dome Inc.	88,700	1,364,206
Yanzhou Coal Mining Company Limited, Class H (A)	1,730,560	1,358,437
		6,888,410
Health Care - Drugs - 0.60%
Gilead Sciences, Inc.*	18,050	794,110

Health Care - General - 0.51%
Schein (Henry), Inc.*	16,250	675,431

Hospital Supply and Management - 1.01%
Cerner Corporation*	10,400	706,940
Stryker Corporation	13,300	632,548
		1,339,488
Household - General Products - 0.79%
Colgate-Palmolive Company	20,950	1,045,615

Mining - 11.05%
Alumina Limited (A)	216,400	917,511
BHP Billiton Plc (A)	212,200	2,931,709
Cameco Corporation (A)	14,800	660,153
Freeport-McMoRan Copper & Gold Inc., Class B	37,614	1,408,268
Inco Limited	44,000	1,661,000
Newmont Mining Corporation	79,300	3,095,079
Noranda Inc. (A)	63,200	1,084,283
Phelps Dodge Corporation	16,700	1,544,750
Southern Peru Copper Corporation	30,300	1,298,052
		14,600,805
Motor Vehicles - 2.34%
Toyota Motor Corporation (A)	86,500	3,096,249

Multiple Industry - 8.86%
Alpha Natural Resources, Inc.*	43,140	1,030,183
Bucyrus International, Inc., Class A	18,650	707,394
Companhia Vale do Rio Doce, ADR	127,500	3,733,200
General Electric Company	81,903	2,837,939
Hutchison Whampoa Limited, Ordinary Shares (A)	229,000	2,070,165
Smiths Group plc (A)	80,200	1,320,551
		11,699,432
Non-Residential Construction - 1.51%
Fluor Corporation	17,164	988,475
Hyundai Heavy Industries Co., Ltd. (A)*	20,000	1,005,317
		1,993,792
Petroleum - International - 7.32%
Anadarko Petroleum Corporation	30,691	2,521,266
BP p.l.c., ADR	37,350	2,329,893
Burlington Resources Inc.	31,916	1,763,040
Exxon Mobil Corporation	53,103	3,051,829
		9,666,028
Petroleum - Services - 3.84%
Baker Hughes Incorporated	24,100	1,232,956
Schlumberger Limited	31,050	2,357,937
Transocean Inc.*	27,350	1,476,079
		5,066,972
Railroad - 0.54%
Norfolk Southern Corporation	23,000	712,080

Real Estate Investment Trust - 0.44%
Keppel Land Limited (A)	388,000	575,156

Retail - Food Stores - 2.02%
CVS Corporation	45,500	1,322,685
Walgreen Co.	29,004	1,333,894
		2,656,579
Security and Commodity Brokers - 2.78%
Chicago Mercantile Exchange Holdings Inc.	5,993	1,770,932
Franklin Resources, Inc.	8,100	623,538
Legg Mason, Inc.	12,300	1,280,553
		3,675,023
Utilities - Electric - 1.42%
Southern Company	35,700	1,237,719
Veolia Environment (A)	16,750	629,815
		1,867,534
Utilities - Telephone - 0.48%
China Mobile (Hong Kong) Limited (A)	170,500	635,179

TOTAL COMMON STOCKS - 77.93%		$102,915,077

(Cost: $88,197,223)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.25%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	$320	323,658

Computers - Peripherals - 0.14%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	250	179,375

Construction Materials - 0.41%
Interface, Inc.,
7.3%, 4-1-08	160	163,200
Interface, Inc.,
9.5%, 2-1-14	170	173,400
Ply Gem Industries, Inc.,
9.0%, 2-15-12	250	211,250
		547,850
Finance Companies - 0.48%
ALROSA Finance S.A.,
8.125%, 5-6-08	300	320,550
Toyota Motor Credit Corporation,
5.01%, 1-18-15	325	314,782
		635,332
Mining - 0.41%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	550	542,714

Multiple Industry - 0.35%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	250	248,854
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	200	218,500
		467,354
Security and Commodity Brokers - 0.15%
SLM Corporation,
4.0%, 7-25-14	200	198,126

Utilities - Electric - 0.19%
Dominion Resources, Inc.,
7.625%, 7-15-05	250	250,225

Utilities - Telephone - 0.57%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	700	752,500

TOTAL CORPORATE DEBT SECURITIES - 2.95%		$3,897,134

(Cost: $3,827,996)

OTHER GOVERNMENT SECURITIES

Japan - 1.76%
Japanese Government 15 Year Floating Rate Bond,
0.64%, 1-20-18 (D)	JPY250,000	2,323,956

South Korea - 0.52%
Korea Development Bank (The),
3.49%, 10-29-06	$700	690,998

United Kingdom - 1.40%
United Kingdom Treasury,
4.75%, 6-7-10 (D)	GBP1,000	1,848,151

TOTAL OTHER GOVERNMENT SECURITIES - 3.68%		$4,863,105

(Cost: $4,885,354)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.44%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-19	$649	89,633
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-19	312	43,677
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 2-15-20	725	54,697
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-21	369	44,690
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-22	793	50,701
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-22	2,841	195,607
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 1-15-23	563	40,732
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-23	231	26,532
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 5-15-23	523	83,367
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 8-15-23	389	68,939
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 11-15-23	1,100	137,197
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 11-15-23	1,047	113,669
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-24	773	79,216
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 9-15-24	451	42,449
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-25	269	27,860
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-25	98	14,379
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-25	988	117,239
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 8-15-30	547	73,681
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 3-15-31	509	72,702
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-25-17	690	74,225
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 5-25-22	454	67,946
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 9-25-25	387	45,110
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-25-25	1,058	99,284
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 7-20-33	215	40,156
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-20-33	1,087	193,515
		1,897,203
Treasury Obligation - 2.68%
United States Treasury Notes,
1.5%, 3-31-06	3,600	3,547,829

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 4.12%		$5,445,032

(Cost: $5,468,267)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.04%	Face Amount in Thousands

British Pound, 3-8-06 (D)	GBP1,820	44,530
Euro, 6-8-06 (D)	EUR300	4,118
		$48,648

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 2.27%
Royal Bank of Scotland PLC,
3.285%, 7-12-05	$3,000	2,996,989

Household - General Products - 1.59%
Fortune Brands Inc.,
3.41%, 7-1-05	2,097	2,097,000

Utilities - Telephone - 1.51%
Verizon Global Funding, Inc.,
3.3%, 7-22-05	2,000	1,996,150

TOTAL SHORT-TERM SECURITIES - 5.37%		$7,090,139

(Cost: $7,090,139)

TOTAL INVESTMENT SECURITIES - 100.00%		$132,066,634

(Cost: $116,616,959)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $1,837,372 or 1.39% of total investments.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - British Pound, JPY - Japanese Yen).

THE INVESTMENTS OF IVY CAPITAL APPRECIATION FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 0.36%
Southwest Airlines Co.	6,400	$89,152

Aircraft - 2.86%
Boeing Company (The)	6,000	396,000
United Technologies Corporation	6,000	308,100
		704,100
Aluminum - 0.32%
Alcoa Incorporated	3,000	78,390

Apparel - 1.36%
Coach, Inc.*	10,000	335,700

Banks - 0.75%
Citigroup Inc.	4,000	184,920

Broadcasting - 0.55%
Viacom Inc., Class B	2,300	73,646
XM Satellite Radio Holdings Inc., Class A*	1,800	60,579
		134,225
Communications Equipment - 1.51%
Cisco Systems, Inc.*	19,500	372,353

Computers - Main and Mini - 1.12%
Xerox Corporation*	20,000	275,800

Computers - Micro - 2.51%
Apple Computer, Inc.*	4,500	165,487
Dell Inc.*	11,500	453,618
		619,105
Computers - Peripherals - 4.26%
EMC Corporation*	15,000	205,650
Microsoft Corporation	20,000	496,500
SAP Aktiengesellschaft, ADR	8,000	346,400
		1,048,550
Defense - 1.78%
General Dynamics Corporation	4,000	438,160

Electronic Components - 4.51%
Analog Devices, Inc.	1,500	55,965
Intel Corporation	17,000	442,425
Maxim Integrated Products, Inc.	6,500	248,202
Texas Instruments Incorporated	13,000	364,910
		1,111,502
Electronic Instruments - 0.30%
KLA-Tencor Corporation	1,700	74,264

Finance Companies - 1.59%
Fannie Mae	1,500	87,600
SLM Corporation	6,000	304,800
		392,400
Health Care - Drugs - 10.46%
Amgen Inc.*	5,000	302,275
Andrx Corporation*	6,000	121,770
Genentech, Inc.*	5,500	441,540
Gilead Sciences, Inc.*	8,000	351,960
MedImmune, Inc.*	11,000	293,975
Pfizer Inc.	12,000	330,960
Schering-Plough Corporation	13,000	247,780
Sepracor Inc.*	5,500	330,027
Teva Pharmaceutical Industries Limited, ADR	5,000	155,675
		2,575,962
Health Care - General - 6.19%
Da Vita Inc.*	9,000	409,320
Johnson & Johnson	4,000	260,000
Schein (Henry), Inc.*	9,000	374,085
St. Jude Medical, Inc.*	7,000	305,270
Zimmer Holdings, Inc.*	2,300	175,191
		1,523,866
Hospital Supply and Management - 8.95%
Aetna Inc.	5,000	414,100
Caremark Rx, Inc.*	7,500	333,900
HCA Inc.	5,500	311,685
PacifiCare Health Systems, Inc.*	7,500	535,875
Triad Hospitals, Inc.*	5,500	300,520
WellPoint, Inc.*	4,400	306,416
		2,202,496
Hotels and Gaming - 0.78%
Hilton Hotels Corporation	8,000	190,800

Household - General Products - 2.92%
Colgate-Palmolive Company	7,000	349,370
Procter & Gamble Company (The)	7,000	369,250
		718,620
Insurance - Propery and Casualty - 0.36%
Berkshire Hathaway Inc., Class B*	32	89,072

Leisure Time Industry - 0.98%
Royal Caribbean Cruises Ltd.	5,000	241,800

Multiple Industry - 9.30%
China Netcom Group Corporation (Hong Kong) Limited, ADR	3,000	87,000
DreamWorks Animation SKG, Inc., Class A*	3,600	94,320
General Electric Company	16,000	554,400
Google Inc., Class A*	1,700	500,047
Huntsman Corporation*	6,000	121,620
Infosys Technologies Limited	4,500	348,908
Las Vegas Sands, Inc.*	5,000	178,750
Research In Motion Limited*	5,500	405,708
		2,290,753
Petroleum - International - 4.11%
Anadarko Petroleum Corporation	1,900	156,085
Apache Corporation	3,200	206,720
Burlington Resources Inc.	5,000	276,200
Exxon Mobil Corporation	6,500	373,555
		1,012,560
Petroleum - Services - 5.30%
Nabors Industries Ltd.*	5,500	333,410
Patterson-UTI Energy, Inc.	11,000	306,185
Schlumberger Limited	5,000	379,700
Transocean Inc.*	5,300	286,041
		1,305,336
Restaurants - 1.86%
Applebee's International, Inc.	8,000	211,520
Cheesecake Factory Incorporated (The)*	7,000	242,970
		454,490
Retail - Food Stores - 3.54%
CVS Corporation	11,000	319,770
Walgreen Co.	12,000	551,880
		871,650
Retail - General Merchandise - 1.14%
Family Dollar Stores, Inc.	1,500	39,150
Wal-Mart Stores, Inc.	5,000	241,000
		280,150
Retail - Specialty Stores - 1.02%
Bed Bath & Beyond Inc.*	6,000	250,710

Security and Commodity Brokers - 5.28%
Chicago Mercantile Exchange Holdings Inc.	2,000	591,000
Goldman Sachs Group, Inc. (The)	3,000	306,060
Legg Mason, Inc.	2,500	260,275
Merrill Lynch & Co., Inc.	700	38,507
Morgan Stanley	2,000	104,940
		1,300,782
Timesharing and Software - 3.85%
Cognizant Technology Solutions Corporation*	5,000	235,975
eBay Inc.*	10,000	330,350
Yahoo! Inc.*	11,000	381,095
		947,420
Tobacco - 1.31%
Altria Group, Inc.	5,000	323,300

TOTAL COMMON STOCKS - 91.13%		$22,438,388

(Cost: $19,792,525)

SHORT-TERM SECURITY - 8.87%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.4% Repurchase Agreement dated 6-30-05 to be repurchased at $2,183,146 on 7-1-05 (A)	$2,183	$2,183,000
(Cost: $2,183,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$24,621,388

(Cost: $21,975,525)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $2,213,799 United States Treasury Note, 3.375% due 2-15-07; market value and accrued interest aggregate $2,241,976.

THE INVESTMENTS OF IVY CORE EQUITY FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 5.04%
Boeing Company (The)	95,100	$6,276,600
Lockheed Martin Corporation	40,404	2,621,007
United Technologies Corporation	80,200	4,118,270
		13,015,877
Aluminum - 0.44%
Alcoa Incorporated	43,400	1,134,042

Banks - 1.59%
Bank of America Corporation	2	91
Citigroup Inc.	59,101	2,732,239
U.S. Bancorp	46,955	1,371,086
		4,103,416
Beverages - 1.58%
PepsiCo, Inc.	75,366	4,064,488

Broadcasting - 1.47%
Liberty Media Corporation, Class A*	372,208	3,792,800

Capital Equipment - 4.74%
Caterpillar Inc.	39,923	3,805,061
Deere & Company	92,911	6,084,741
Illinois Tool Works Inc.	29,466	2,347,851
		12,237,653
Chemicals - Petroleum and Inorganic - 0.62%
du Pont (E.I.) de Nemours and Company	37,168	1,598,596

Chemicals - Specialty - 2.78%
Air Products and Chemicals, Inc.	118,959	7,173,228

Communications Equipment - 0.00%
Avaya Inc.*	1	8

Computers - Micro - 2.45%
Dell Inc.*	160,588	6,334,394

Computers - Peripherals - 3.55%
Microsoft Corporation	107,060	2,657,764
SAP Aktiengesellschaft, ADR	150,347	6,510,025
		9,167,789
Defense - 3.68%
General Dynamics Corporation	86,700	9,497,118

Electronic Components - 4.54%
Analog Devices, Inc.	42,732	1,594,331
Intel Corporation	150,416	3,914,576
Maxim Integrated Products, Inc.	17,300	660,601
Microchip Technology Incorporated	9,300	275,838
Texas Instruments Incorporated	187,600	5,265,932
		11,711,278
Finance Companies - 1.81%
SLM Corporation	91,900	4,668,520

Food and Related - 2.12%
Campbell Soup Company	44,300	1,363,111
Kellogg Company	92,553	4,113,055
		5,476,166
Health Care - Drugs - 7.83%
Amgen Inc.*	47,588	2,876,933
Genentech, Inc.*	22,700	1,822,356
Gilead Sciences, Inc.*	80,300	3,532,798
Novartis AG, Registered Shares (A)	82,400	3,925,187
Pfizer Inc.	292,023	8,053,994
		20,211,268
Health Care - General - 4.51%
Boston Scientific Corporation*	90,200	2,435,400
Johnson & Johnson	37,700	2,450,500
Wyeth	151,597	6,746,067
		11,631,967
Hospital Supply and Management - 5.33%
Aetna Inc.	29,800	2,468,036
Caremark Rx, Inc.*	22,700	1,010,604
Guidant Corporation	31,900	2,146,870
Medtronic, Inc.	82,701	4,283,085
UnitedHealth Group Incorporated	35,200	1,835,328
WellPoint, Inc.*	28,800	2,005,632
		13,749,555
Hotels and Gaming - 2.72%
Marriott International, Inc., Class A	70,378	4,801,187
Starwood Hotels & Resorts Worldwide, Inc.	38,000	2,225,660
		7,026,847
Household - General Products - 0.81%
Colgate-Palmolive Company	41,668	2,079,650

Insurance-Property and Casualty - 2.43%
Berkshire Hathaway Inc., Class B*	2,250	6,262,875

Leisure Time Industry - 2.05%
Carnival Corporation	96,900	5,285,895

Multiple Industry - 4.53%
General Electric Company	278,857	9,662,395
Las Vegas Sands, Inc.*	56,800	2,030,600
		11,692,995
Non-Residential Construction - 0.97%
Fluor Corporation	43,300	2,493,647

Petroleum - Canada - 0.26%
Suncor Energy Inc.	14,000	662,480

Petroleum - International - 4.97%
Burlington Resources Inc.	85,936	4,747,105
Exxon Mobil Corporation	140,579	8,079,075
		12,826,180
Petroleum - Services - 11.08%
Baker Hughes Incorporated	199,631	10,213,122
Nabors Industries Ltd.*	61,331	3,717,885
Schlumberger Limited	86,588	6,575,493
Smith International, Inc.	21,000	1,337,700
Transocean Inc.*	39,300	2,121,021
Weatherford International Ltd.*	80,000	4,638,400
		28,603,621
Retail - Food Stores - 0.90%
Walgreen Co.	50,400	2,317,896

Retail - General Merchandise - 2.86%
Family Dollar Stores, Inc.	116,200	3,032,820
Kohl's Corporation*	78,000	4,360,980
		7,393,800
Security and Commodity Brokers - 4.19%
Goldman Sachs Group, Inc. (The)	77,000	7,855,540
Legg Mason, Inc.	15,500	1,613,705
Lehman Brothers Holdings Inc.	13,600	1,350,208
		10,819,453
Timesharing and Software - 0.94%
Yahoo! Inc.*	69,900	2,421,686

Trucking and Shipping - 2.29%
United Parcel Service, Inc., Class B	85,566	5,917,745

Utilities - Electric - 1.01%
Dominion Resources, Inc.	35,672	2,617,968

Utilities - Telephone - 3.15%
Sprint Corporation	63,200	1,585,688
Vodafone Group Plc, ADR	269,177	6,546,385
		8,132,073

TOTAL COMMON STOCKS - 99.24%		$256,122,974

(Cost: $193,326,416)

SHORT-TERM SECURITY - 0.76%	Principal Amount in Thousands

Forest and Paper Products
Sonoco Products Co.,
3.44%, 7-1-05	$1,965	$1,965,000
(Cost: $1,965,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$258,087,974

(Cost: $195,291,416)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

THE INVESTMENTS OF IVY HIGH INCOME FUND

June 30, 2005
COMMON STOCKS AND RIGHT	Shares	Value

Finance Companies - 0.01%
ONO Finance Plc, Rights (A)*	250	$5,000

Hospital Supply and Management - 0.20%
Psychiatric Solutions, Inc.*	2,800	136,234

Hotels and Gaming - 0.53%
Orient-Express Hotels Ltd.	11,300	357,871

Petroleum - International - 0.48%
Forest Oil Corporation*	7,600	319,200

Utilities - Gas and Pipeline - 0.27%
Williams Companies, Inc. (The)	9,600	182,400

Utilities - Telephone - 0.22%
US Unwired Inc.*	25,280	146,624

TOTAL COMMON STOCKS AND RIGHT - 1.71%		$1,147,329

(Cost: $832,351)

PREFERRED STOCKS

Apparel - 0.16%
Anvil Holdings, Inc., 13.0%*	14,774	107,113

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	2,500	1,875

TOTAL PREFFERED STOCKS - 0.16%		$108,988

(Cost: $520,004)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 2.22%
Argo-Tech Corporation,
9.25%, 6-1-11	$75	81,375
BE Aerospace, Inc.,
8.5%, 10-1-10	200	221,000
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	75	79,875
Esterline Technologies Corporation,
7.75%, 6-15-13	250	265,000
L-3 Communications Corporation,
6.125%, 1-15-14	300	300,000
Orbital Sciences Corporation,
9.0%, 7-15-11	500	543,750
		1,491,000
Aluminum - 0.37%
Century Aluminum Company,
7.5%, 8-15-14	250	246,875

Apparel - 1.12%
Perry Ellis International, Inc.,
8.875%, 9-15-13	750	750,000

Beverages - 0.40%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	267,500

Broadcasting - 2.27%
CCH II and CCH II Capital,
10.25%, 9-15-10	320	323,600
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	300	298,500
Entravision Communications Corporation,
8.125%, 3-15-09	100	104,125
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	406,875
NTL Cable PLC,
8.75%, 4-15-14	125	130,156
Susquehanna Media Co.,
7.375%, 4-15-13	250	261,250
		1,524,506
Business Equipment and Services - 4.83%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	625	663,281
Carriage Services, Inc.,
7.875%, 1-15-15 (A)	250	263,750
Iron Mountain Incorporated,
8.625%, 4-1-13	300	310,500
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
6.66%, 12-15-11 (A)	550	544,500
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
8.0%, 12-15-14 (A)	50	48,000
Owens & Minor, Inc.,
8.5%, 7-15-11	250	267,500
Service Corporation International,
7.0%, 6-15-17 (A)	100	102,750
UCAR Finance Inc.,
10.25%, 2-15-12	275	289,438
Vertis, Inc.,
9.75%, 4-1-09	25	26,000
Vertis, Inc.,
10.875%, 6-15-09	500	477,500
Vertis, Inc.,
13.5%, 12-7-09 (A)	325	242,531
		3,235,750
Capital Equipment - 2.06%
Case New Holland Inc.,
9.25%, 8-1-11 (A)	400	420,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	250	260,000
IMCO Recycling Inc.,
10.375%, 10-15-10	75	82,313
Mueller Group, Inc.,
7.96%, 11-1-11	100	102,500
Mueller Group, Inc.,
10.0%, 5-1-12	275	288,750
Simmons Company,
0.0%, 12-15-14 (A) (B)	500	225,000
		1,378,563
Chemicals - Petroleum and Inorganic - 1.12%
Compression Polymers Holding Corporation,
10.5%, 7-1-13 (A)	100	100,000
Resolution Performance Products LLC and RPP Capital Corporation,
9.5%, 4-15-10	250	257,500
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	175	188,125
UAP Holding Corp.,
0.0%, 7-15-12 (B)	250	205,000
		750,625
Chemicals - Specialty - 2.45%
Compass Minerals International, Inc.,
0.0%, 12-15-12 (B)	250	218,750
Compass Minerals International, Inc.,
0.0%, 6-1-13 (B)	1,000	835,000
Ethyl Corporation,
8.875%, 5-1-10	475	492,219
PQ Corporation,
7.5%, 2-15-13 (A)	100	98,250
		1,644,219
Coal - 2.27%
Foundation PA Coal Company,
7.25%, 8-1-14	710	745,500
James River Coal Company,
9.375%, 6-1-12	500	512,500
Southern Star Central Corp.,
8.5%, 8-1-10	250	262,500
		1,520,500
Communications Equipment - 0.78%
AirGate PCS, Inc.,
6.8906%, 10-15-11	250	255,625
General Cable Corporation,
9.5%, 11-15-10	250	267,500
		523,125
Computers - Peripherals - 1.15%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (B)	625	448,438
Activant Solutions Inc.,
9.09%, 4-1-10 (A)	50	51,750
Activant Solutions Inc.,
10.5%, 6-15-11	250	271,250
		771,438
Construction Materials - 6.49%
AMH Holdings, Inc.,
0.0%, 3-1-14 (B)	350	222,250
Associated Materials Incorporated,
9.75%, 4-15-12	505	522,675
Brand Services, Inc.,
12.0%, 10-15-12	100	107,000
Builders FirstSource, Inc.,
7.6871%, 2-15-12 (A)	400	398,000
Interface, Inc.,
7.3%, 4-1-08	250	255,000
Interface, Inc.,
10.375%, 2-1-10	250	275,000
Interface, Inc.,
9.5%, 2-1-14	250	255,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	500	547,500
MAAX Corporation,
9.75%, 6-15-12	500	441,250
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	515,000
Nortek, Inc.,
8.5%, 9-1-14	350	325,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	400	338,000
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	25	25,625
WII Components, Inc.,
10.0%, 2-15-12	125	123,125
		4,350,925
Containers - 3.68%
Alltrista Corporation,
9.75%, 5-1-12	250	263,437
Constar International Inc.,
6.6431%, 2-15-12 (A)	100	95,500
Crown European Holdings,
9.5%, 3-1-11	500	552,500
Graham Packaging Company, L.P. and GPC Capital Corp. I,
8.5%, 10-15-12 (A)	50	50,500
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14 (A)	100	100,250
MDP Acquisitions plc,
9.625%, 10-1-12	280	280,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	573,300
Pliant Corporation,
11.625%, 6-15-09 (A)	425	455,276
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	100	94,000
		2,464,763
Cosmetics and Toileteries - 0.38%
Chattem, Inc.,
7.0%, 3-1-14	250	258,125

Defense - 0.56%
Armor Holdings, Inc.,
8.25%, 8-15-13	250	270,312
DRS Technologies, Inc.,
6.875%, 11-1-13	100	103,500
		373,812
Electrical Equipment - 0.50%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	250	222,500
Rexnord Corporation,
10.125%, 12-15-12	100	109,500
		332,000
Finance Companies - 3.73%
Dollar Financial Group, Inc.,
9.75%, 11-15-11	250	257,812
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	335	335,000
Goodman Global Holdings, Inc.,
7.875%, 12-15-12 (A)	300	277,500
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	150	159,375
IWO Escrow Company,
6.8906%, 1-15-12 (A)	50	49,625
IWO Escrow Company,
0.0%, 1-15-15 (A) (B)	250	163,750
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	100	105,750
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (B)	500	345,000
Standard Aero Holdings, Inc.,
8.25%, 9-1-14 (A)	250	263,750
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	500	540,000
		2,497,562
Food and Related - 3.65%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	425	455,812
Doane Pet Care Company,
10.75%, 3-1-10	500	528,750
Merisant Company,
10.25%, 7-15-13 (A)	150	106,500
Pierre Merger Corp.,
9.875%, 7-15-12	500	516,250
Pilgrim's Pride Corporation,
9.25%, 11-15-13	150	166,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	750	671,250
		2,445,062
Forest and Paper Products - 3.34%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	116	116,000
Buckeye Technologies Inc.,
8.0%, 10-15-10	500	480,000
Buckeye Technologies Inc.,
8.5%, 10-1-13	250	255,000
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	500	507,500
Georgia-Pacific Corporation,
7.375%, 7-15-08	300	319,125
Georgia-Pacific Corporation,
8.875%, 2-1-10	200	227,000
Georgia-Pacific Corporation,
8.0%, 1-15-24	150	172,500
Mercer International Inc.,
9.25%, 2-15-13	200	160,000
		2,237,125
Health Care - General - 2.72%
Ardent Health Services, Inc.,
10.0%, 8-15-13	250	302,187
Encore Medical IHC, Inc.,
9.75%, 10-1-12	750	727,500
Eye Care Centers of America, Inc.,
10.75%, 2-15-15 (A)	400	358,000
MQ Associates, Inc.,
0.0%, 8-15-12 (B)	625	325,000
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12	100	107,500
		1,820,187
Homebuilders, Mobile Homes - 0.84%
Meritage Corporation,
7.0%, 5-1-14	200	195,500
Technical Olympic USA, Inc.,
7.5%, 3-15-11	150	139,500
Technical Olympic USA, Inc.,
7.5%, 1-15-15	250	225,000
		560,000
Hospital Supply and Management - 4.57%
EGL Acquisition Corp.,
7.625%, 2-1-15 (A)	200	198,000
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	516	572,760
Psychiatric Solutions, Inc.,
7.75%, 7-15-15 (A)	525	525,000
Rural/Metro Corporation,
0.0%, 3-15-16 (A) (B)	500	250,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	125	123,750
Triad Hospitals, Inc.,
7.0%, 11-15-13	250	256,875
US Oncology Holdings, Inc.,
8.62%, 3-15-15 (A)	500	466,250
US Oncology, Inc.,
9.0%, 8-15-12	500	535,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	125	137,500
		3,065,135
Hotels and Gaming - 4.33%
Inn of the Mountain Gods Resort and Casino,
12%, 11-15-10	750	866,250
John Q Hammons Hotels, L.P. and John Q Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	300	327,000
MGM MIRAGE,
8.5%, 9-15-10	250	277,500
MGM MIRAGE,
8.375%, 2-1-11	500	545,000
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	500	520,000
Station Casinos, Inc.,
6.875%, 3-1-16 (A)	250	256,875
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	105,750
		2,898,375
Household - General Products - 0.38%
Sealy Mattress Company,
8.25%, 6-15-14	250	252,500

Leisure Time Industry - 0.41%
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	276,875

Motion Pictures - 3.35%
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	453,125
Cinemark, Inc.,
0.0%, 3-15-14 (B)	900	598,500
Cinemark USA, Inc.,
9.0%, 2-1-13	100	102,750
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	1,125	1,088,438
		2,242,813
Motor Vehicle Parts - 0.67%
Tenneco Automotive Inc.,
10.25%, 7-15-13	400	452,000

Motor Vehicles - 2.28%
AutoNation, Inc.,
9.0%, 8-1-08	250	273,125
Group 1 Automotive, Inc.,
8.25%, 8-15-13	125	126,250
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	757,500
United Auto Group, Inc.,
9.625%, 3-15-12	350	373,625
		1,530,500
Multiple Industry - 1.19%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	50	53,250
Boise Cascade, L.L.C. and Boise Cascade Finance Corporation,
7.125%, 10-15-14 (A)	150	147,375
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	200	202,500
Commercial Vehicle Group, Inc.,
8.0%, 7-1-13 (A)	50	51,000
Dollar Financial Group, Inc.,
9.75%, 11-15-11 (A)	100	103,125
K&F Acquisition, Inc.,
7.75%, 11-15-14	100	102,250
Tyco International Group S.A., Convertible,
3.125%, 1-15-23 (A)	100	138,250
		797,750
Petroleum - Domestic - 2.44%
Coastal Corporation (The),
9.625%, 5-15-12	665	728,175
Delta Petroleum Corporation,
7.0%, 4-1-15 (A)	50	47,000
EXCO Resources, Inc.,
7.25%, 1-15-11	350	350,000
Encore Acquisition Company,
8.375%, 6-15-12	100	108,500
Frontier Oil Corporation,
6.625%, 10-1-11	50	51,500
KCS Energy, Inc.,
7.125%, 4-1-12	100	102,000
Stone Energy Corporation,
6.75%, 12-15-14	125	121,563
Whiting Petroleum Corporation,
7.25%, 5-1-12	125	128,125
		1,636,863
Petroleum - International - 1.17%
Forest Oil Corporation,
8.0%, 6-15-08	250	265,000
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14 (A)	400	389,000
Newfield Exploration Company,
6.625%, 9-1-14	125	130,938
		784,938
Petroleum - Services - 2.61%
Hanover Compressor Company,
0.0%, 3-31-07	375	330,000
Hanover Compressor Company,
8.625%, 12-15-10	650	687,375
Hanover Compressor Company,
9.0%, 6-1-14	100	106,500
Pemex Project Funding Master Trust,
7.375%, 12-15-14	300	336,450
R&B Falcon Corporation,
9.5%, 12-15-08	250	290,227
		1,750,552
Publishing - 1.15%
Dex Media East LLC and Dex Media East Finance Co.,
12.125%, 11-15-12	97	116,157
Dex Media, Inc.,
8%, 11-15-13	250	265,625
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	100	109,000
Dex Media West LLC and Dex Media West Finance Co.,
9.875%, 8-15-13	244	278,160
		768,942
Railroad - 1.12%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	350	361,375
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	375	390,000
		751,375
Real Estate Investment Trust - 0.79%
Host Marriott, L.P.,
9.25%, 10-1-07	250	270,000
Host Marriott, L.P.,
7.125%, 11-1-13	250	260,625
		530,625
Restaurants - 0.08%
Carrols Corporation,
9.0%, 1-15-13 (A)	50	50,625

Retail - Food Stores - 1.82%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	157,500
Domino's Inc.,
8.25%, 7-1-11	110	117,150
Roundy's, Inc.,
8.875%, 6-15-12	300	309,000
Stater Bros. Holdings Inc.,
6.91%, 6-15-10	150	148,500
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	500	487,500
		1,219,650
Retail - Specialty Stores - 3.33%
CSK Auto, Inc.,
7.0%, 1-15-14	500	477,500
FTD, Inc.,
7.75%, 2-15-14	291	285,180
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	500	492,500
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	979,125
		2,234,305
Security and Commodity Brokers - 1.06%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	650	706,875

Utilities - Electric - 0.86%
DPL Inc.,
8.25%, 3-1-07	350	369,250
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	150	151,875
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	50	52,625
		573,750
Utilities - Gas and Pipeline - 1.97%
ANR Pipeline Company,
8.875%, 3-15-10	100	109,693
Northwest Pipeline Corporation,
8.125%, 3-1-10	450	488,250
Williams Companies, Inc. (The),
8.125%, 3-15-12	250	283,750
Williams Companies, Inc. (The),
7.75%, 6-15-31	400	441,000
		1,322,693
Utilities - Telephone - 8.00%
Alamosa (Delaware), Inc.,
0.0%, 7-31-09 (B)	500	551,250
Alamosa (Delaware), Inc.,
8.5%, 1-31-12	175	183,531
American Tower Corporation,
9.375%, 2-1-09	168	176,190
American Tower Corporation,
7.5%, 5-1-12	250	266,875
American Towers, Inc.,
7.25%, 12-1-11	250	263,750
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	121	125,689
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	100	106,500
LCI International, Inc.,
7.25%, 6-15-07	250	242,500
MCI, Inc.,
6.908%, 5-1-07	503	509,916
Nextel Communications, Inc.,
5.95%, 3-15-14	300	311,625
Nextel Communications, Inc.,
7.375%, 8-1-15	500	540,000
Nextel Partners, Inc.,
8.125%, 7-1-11	400	434,000
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	250	255,625
SBA Communications Corporation,
8.5%, 12-1-12	350	377,125
US Unwired Inc.,
10.0%, 6-15-12	750	834,375
Ubiquitel Operating Company,
9.875%, 3-1-11	100	109,750
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp.,
7.75%, 2-15-15 (A)	75	73,688
		5,362,389

TOTAL CORPORATE DEBT SECURITIES - 90.51%		$60,653,192

(Cost: $59,799,311)

SHORT-TERM SECURITIES

Capital Equipment - 1.49%
Deere (John) Capital Corporation,
3.32%, 7-27-05	1,000	997,602

Forest and Paper Products - 1.95%
Sonoco Products Co.,
3.44%, 7-1-05	1,305	1,305,000

Healthcare - General - 2.69%
Baxter International Inc.,
3.3%, 7-5-05	1,800	1,799,340

Railroad - 1.49%
Union Pacific Corporation,
3.17%, 7-8-05	1,000	999,384

TOTAL SHORT-TERM SECURITIES - 7.62%		$5,101,326

(Cost: $5,101,326)

TOTAL INVESTMENT SECURITIES - 100.00%		$67,010,835

(Cost: $66,252,992)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $10,551,964 or 15.75% of total investments.

(B)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

THE INVESTMENTS OF IVY INTERNATIONAL GROWTH FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Australia - 4.46%
Australia and New Zealand Banking Group Limited (A)	28,800	$476,816
Novogen LTD (A)*	474,580	1,679,814
Westpac Banking Corporation (A)	46,600	707,665
		2,864,295
Austria - 5.43%
Bank Austria Creditanstalt (A)	10,000	1,043,676
Erste Bank der oesterreichischen Sparkassen AG (A)	16,000	801,056
Raiffeisen International Bank-Holding AG (A)*	12,400	792,492
Raiffeisen International Bank-Holding AG (A)(B)*	13,300	850,012
		3,487,236
Belgium - 1.16%
KBC Group NV (A)	9,400	742,845

Brazil - 0.30%
Gol Linhas Aereas Inteligentes S.A.	6,300	189,378

Canada - 2.36%
EnCana Corporation (A)	25,200	994,055
Shoppers Drug Mart Corporation (A)(B)	15,100	523,792
		1,517,847
France - 7.79%
France Telecom (A)	24,000	701,722
Lafarge (A)	4,600	419,467
Sanofi-Aventis (A)	9,800	805,291
Total S.A. (A)	7,720	1,815,295
VINCI (A)	15,200	1,265,579
		5,007,354
Germany - 8.24%
Allianz Aktiengesellschaft, Registered Shares (A)	7,500	864,083
BASF Aktiengesellschaft (A)	10,600	705,547
Bayerische Hypo- und Vereinsbank AG (A)*	37,600	978,326
E.ON AG (A)	7,900	704,423
Fresenius AG (A)	2,100	240,672
SAP Aktiengesellschaft (A)	3,900	681,064
Siemens AG (A)	15,300	1,118,370
		5,292,485
Greece - 1.59%
Alpha Bank (A)	6,000	160,037
Alpha Bank (A)(B)	32,400	864,199
		1,024,236
Ireland - 1.84%
Anglo Irish Bank Corporation plc (Ireland) (A)	40,000	496,182
CRH public limited company (A)	26,000	684,683
		1,180,865
Italy - 4.18%
Assicurazioni Generali SpA (A)	14,900	465,225
Banco Popolare di Verona e Novara S.c. a r.l. (A)	30,500	519,708
Eni S.p.A. (A)	51,500	1,328,152
Saipem S.p.A. (A)	27,700	373,441
		2,686,526
Japan - 17.64%
ACOM CO., LTD. (A)	8,100	519,259
Canon Inc. (A)	20,930	1,102,076
Dentsu Inc. (A)*	131	323,632
Hokuto Corporation (A)	20	396
Honda Motor Co., Ltd. (A)	8,800	434,010
Hoya Corporation (A)	5,700	657,831
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	83	704,202
Mitsubishi Corporation (A)	66,000	897,376
Mizuho Financial Group, Inc. (A)	72	325,886
Nihon Densan Kabushiki Kaisha (A)	6,700	709,206
Nomura Holdings, Inc. (A)	27,600	330,224
ORIX Corporation (A)	5,500	825,174
SMC Corporation (A)	5,000	545,487
Sega Sammy Holdings Inc. (A)	11,000	674,421
Shinsei Bank, Limited (A)(B)	98,000	528,392
TDK Corporation (A)*	4,800	327,184
Tokyo Electric Power Company, Incorporated (The) (A)	14,300	341,029
Tokyo Gas Co., Ltd. (A)	168,000	628,618
Toyota Motor Corporation (A)	28,100	1,005,834
TOYOTA TSUSHO CORPORATION (A)	28,000	457,199
		11,337,436
Mexico - 1.22%
Cemex, S.A. de C.V., ADR	18,392	780,189

Netherlands - 1.81%
TomTom NV (A)(B)*	53,000	1,163,510

Norway - 0.69%
Statoil ASA (A)	21,700	443,318

Russia - 2.09%
OAO LUKOIL, ADR	18,000	665,100
Open Joint Stock Company ''Vimpel-Communications'', ADR*	20,000	680,600
		1,345,700
South Korea - 2.02%
LG Chem, Ltd. (A)*	16,000	584,630
Samsung Electronics Co., Ltd. (A)	1,500	716,288
		1,300,918
Spain - 4.05%
Enagas, S.A. (A)	43,200	765,911
Fadesa Inmobiliaria, S.A. (A)	40,000	1,144,849
Gestevision Telecinco, S.A. (A)(B)	15,000	351,442
Telefonica, S.A. (A)	20,800	340,831
		2,603,033
Switzerland - 10.01%
Compagnie Financiere Richemont SA (A)	15,500	521,262
Holcim Ltd, Registered Shares (A)	15,300	931,180
Nestle S.A., Registered Shares (A)	4,400	1,126,092
Novartis AG, Registered Shares (A)	38,000	1,810,159
Swatch Group Ltd (The), Bearer Shares (A)*	2,800	393,258
UBS AG (A)	17,000	1,326,467
Zurich Financial Services, Registered Shares (A)	1,900	327,341
		6,435,759
Turkey - 0.37%
Turkiye Garanti Bankasi Anonim Sirketi (A)	55,000	237,693

United Kingdom - 18.15%
ARM Holdings plc (A)*	158,000	320,598
BP p.l.c. (A)	161,500	1,681,179
British American Tobacco p.l.c. (A)	16,500	318,098
Carnival plc (A)	21,900	1,242,675
HBOS plc (A)*	14,000	215,846
IG Group Holdings plc (A)(B)	71,000	186,364
NEXT plc (A)	23,200	627,253
Reckitt Benckiser plc (A)	32,934	970,679
Royal Bank of Scotland Group plc (The) (A)	40,600	1,226,447
Smith & Nephew plc (A)	86,000	849,015
Smiths Group plc (A)	20,200	332,608
Taylor Nelson Sofres plc (A)	221,160	866,802
tesco plc (A)	216,000	1,233,585
Vodafone Group Plc (A)	653,000	1,591,173
		11,662,322
United States - 0.62%
Inco Limited	10,600	400,150

TOTAL COMMON STOCKS - 96.02%		$61,703,095

(Cost: $52,480,578)

SHORT-TERM SECURITY - 3.98%	Principal Amount in Thousands

Security and Commodity Brokers
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	$2,559	$2,559,000
(Cost: $2,559,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$64,262,095

(Cost: $55,039,578)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At June 30, 2005, the total value of these securities amounted to $4,467,711 or 6.95% of total investments.

THE INVESTMENTS OF IVY LARGE CAP GROWTH FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Apparel - 0.00%
Coach, Inc.*	100	$3,357

Business Equipment and Services - 1.22%
Robert Half International Inc.	78,610	1,962,892

Chemicals - Petroleum and Inorganic - 2.76%
Monsanto Company	70,600	4,438,622

Computers - Micro - 2.72%
Dell Inc.*	110,836	4,371,926

Computers - Peripherals - 4.32%
Microsoft Corporation	207,373	5,148,035
SAP Aktiengesellschaft, ADR	41,550	1,799,115
		6,947,150
Consumer Electronics - 0.96%
Harman International Industries, Incorporated	18,967	1,543,155

Defense - 2.40%
General Dynamics Corporation	35,200	3,855,808

Electronic Components - 4.91%
Intel Corporation	111,450	2,900,486
Linear Technology Corporation	37	1,357
Microchip Technology Incorporated	168,700	5,003,642
Xilinx, Inc.	50	1,274
		7,906,759
Finance Companies - 6.67%
SLM Corporation	211,350	10,736,580

Health Care - Drugs - 10.76%
Alcon, Inc.	58,900	6,440,715
Genentech, Inc.*	82,100	6,590,988
Gilead Sciences, Inc.*	97,300	4,280,714
		17,312,417
Health Care - General - 6.13%
DENTSPLY International Inc.	23,900	1,290,720
Johnson & Johnson	83,900	5,453,500
Zimmer Holdings, Inc.*	41,050	3,126,779
		9,870,999
Hospital Supply and Management - 8.87%
Medtronic, Inc.	83,650	4,332,234
Stryker Corporation	16,500	784,740
UnitedHealth Group Incorporated	175,800	9,166,212
		14,283,186
Household - General Products - 2.15%
Procter & Gamble Company (The)	65,600	3,460,400

Leisure Time Industry - 1.01%
Carnival Corporation	29,944	1,633,445

Multiple Industry - 11.24%
General Electric Company	120,189	4,164,549
Google Inc., Class A*	28,400	8,353,718
Las Vegas Sands, Inc.*	79,100	2,827,825
Research In Motion Limited*	37,200	2,744,058
		18,090,150
Petroleum - Services - 5.57%
Smith International, Inc.	140,612	8,956,984

Retail - Food Stores - 4.00%
Walgreen Co.	139,914	6,434,645

Retail - General Merchandise - 0.00%
Dollar General Corporation	50	1,018

Retail - Specialty Stores - 2.40%
Best Buy Co., Inc.	22,900	1,569,795
Home Depot, Inc. (The)	59,100	2,298,990
		3,868,785
Security and Commodity Brokers - 15.49%
American Express Company	34,400	1,831,112
Chicago Mercantile Exchange Holdings Inc.	29,343	8,670,857
Franklin Resources, Inc.	28,900	2,224,722
Goldman Sachs Group, Inc. (The)	30,600	3,121,812
Legg Mason, Inc.	71,375	7,430,851
Moody's Corporation	36,700	1,650,032
		24,929,386
Timesharing and Software - 3.55%
Automatic Data Processing, Inc.	68,100	2,858,157
Paychex, Inc.	88,000	2,861,320
		5,719,477
Trucking and Shipping - 0.98%
Expeditors International of Washington, Inc.	31,800	1,583,799

TOTAL COMMON STOCKS - 98.11%		$157,910,940

(Cost: $130,433,655)

SHORT-TERM SECURITY - 1.89%	Principal Amount in Thousands

Household - General Products
Fortune Brands Inc.,
3.41%, 7-1-05	$3,040	$3,040,000

TOTAL SHORT-TERM SECURITIES - 1.89%		$3,040,000

(Cost: $3,040,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$160,950,940

(Cost: $133,473,655)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF IVY LIMITED-TERM BOND FUND

June 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.25%
Raytheon Company,
6.75%, 8-15-07	$1,800	$1,888,340

Business Equipment and Services - 3.64%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,115,770

Capital Equipment - 1.40%
John Deere Capital Corporation,
5.125%, 10-19-06	800	811,462

Chemicals - Specialty - 2.18%
Praxair, Inc.,
4.75%, 7-15-07	1,250	1,264,771

Finance Companies - 6.07%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,019,990
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,507,175
		3,527,165
Food and Related - 1.21%
Kellogg Company,
4.875%, 10-15-05	700	702,237

Multiple Industry - 8.72%
Honeywell International Inc.,
6.875%, 10-3-05	1,100	1,107,902
Household Finance Corporation,
6.5%, 1-24-06	950	963,736
Kansas City Power & Light Company,
7.125%, 12-15-05	950	964,110
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,035,934
		5,071,682
Petroleum - International - 3.55%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,062,058

Railroad - 4.29%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,952,662
Union Pacific Corporation,
6.7%, 12-1-06	525	542,179
		2,494,841
Utilities - Electric - 6.76%
Dominion Resources, Inc.,
7.625%, 7-15-05	1,500	1,501,349
FPL Group Capital Inc,
6.125%, 5-15-07	2,000	2,071,092
Wisconsin Energy Corporation,
5.875%, 4-1-06	350	354,778
		3,927,219
Utilities - Telephone - 3.67%
GTE Corporation,
6.36%, 4-15-06	2,100	2,135,916

TOTAL CORPORATE DEBT SECURITIES - 44.74%		$26,001,461

(Cost: $26,005,163)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 6.89%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,982,738
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,017,736
		4,000,474
Mortgage-Backed Obligations - 24.57%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 12-15-12	729	718,412
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
3.5%, 12-15-16	1,137	1,107,060
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 7-15-17	1,000	73,292
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 10-15-23	4,636	360,380
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-24	1,449	128,032
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-24	2,000	260,078
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.0%, 11-15-32	1,280	1,261,546
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 5-1-10	899	901,020
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 1-1-17	250	256,330
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-17	240	246,273
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.5%, 4-1-18	1,407	1,402,169
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-16	1,496	102,786
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
8.0%, 2-1-08	2	2,203
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 10-1-14	50	51,874
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-17	772	793,138
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-1-17	866	877,040
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-18	899	923,640
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 1-15-14	84	88,151
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 5-15-14	222	230,780
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-15-17	377	389,032
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-15-17	265	274,944
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-15-17	761	785,632
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 12-15-17	1,291	1,315,722
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.0%, 9-15-18	1,595	1,567,961
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 10-15-28	53	55,765
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 4-15-29	34	35,740
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 7-15-29	67	71,003
		14,280,003
Treasury Obligations - 21.17%
United States Treasury Notes,
4.75%, 11-15-08	2,000	2,066,250
United States Treasury Notes,
3.125%, 4-15-09	2,000	1,959,922
United States Treasury Notes,
4.0%, 3-15-10	2,000	2,021,796
United States Treasury Notes,
5.0%, 8-15-11	2,000	2,132,266
United States Treasury Notes,
4.375%, 8-15-12	2,000	2,074,218
United States Treasury Notes,
4.25%, 8-15-14	2,000	2,047,812
		12,302,264

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 52.63%		$30,582,741

(Cost: $30,482,630)

SHORT-TERM SECURITY - 2.63%

Forest and Paper Products
Sonoco Products Co.,
3.44%, 7-1-05	1,528	$1,528,000
(Cost: $1,528,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$58,112,202

(Cost: $58,015,793)

THE INVESTMENTS OF IVY MID CAP GROWTH FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.57%
L-3 Communications Holdings, Inc.	20,350	$1,558,403

Banks - 5.13%
Amegy Bancorporation, Inc.	31,000	694,090
Northern Trust Corporation	43,300	1,971,666
Synovus Financial Corp.	84,600	2,425,482
		5,091,238
Beverages - 2.91%
Brown-Forman Corporation, Class B	24,600	1,487,316
Coca-Cola Enterprises Inc.	63,750	1,403,138
		2,890,454
Broadcasting - 1.45%
Cox Radio, Inc., Class A*	59,200	932,400
XM Satellite Radio Holdings Inc., Class A*	15,000	504,825
		1,437,225
Business Equipment and Services - 5.69%
Cintas Corporation	32,500	1,255,312
Lamar Advertising Company, Class A*	58,750	2,513,619
Stericycle, Inc.*	37,300	1,877,123
		5,646,054
Capital Equipment - 1.92%
IDEX Corporation	49,325	1,904,438

Communications Equipment - 1.11%
Juniper Networks, Inc.*	43,800	1,103,103

Computers - Micro - 3.53%
Apple Computer, Inc.*	84,950	3,124,036
Sun Microsystems, Inc.*	104,100	385,691
		3,509,727
Computers - Peripherals - 1.88%
EMC Corporation*	69,400	951,474
Mercury Interactive Corporation*	23,950	917,764
		1,869,238
Cosmetics and Toiletries - 2.12%
Estee Lauder Companies Inc. (The), Class A	53,750	2,103,238

Electrical Equipment - 1.43%
Molex Incorporated	8,900	232,023
Molex Incorporated, Class A	50,450	1,182,800
		1,414,823
Electronic Components - 6.98%
Analog Devices, Inc.	24,900	929,019
Broadcom Corporation, Class A*	38,350	1,362,575
Maxim Integrated Products, Inc.	14,600	557,501
Microchip Technology Incorporated	55,650	1,650,579
Network Appliance, Inc.*	86,150	2,435,891
		6,935,565
Electronic Instruments - 1.43%
Lam Research Corporation*	49,150	1,422,155

Food and Related - 1.96%
Campbell Soup Company	25,500	784,635
Hershey Foods Corporation	18,650	1,158,165
		1,942,800
Health Care - Drugs - 6.09%
Allergan, Inc.	30,900	2,633,916
Gilead Sciences, Inc.*	41,200	1,812,594
ICOS Corporation*	37,300	789,828
Neurocrine Biosciences, Inc.*	19,300	811,662
		6,048,000
Health Care - General - 7.05%
Biomet, Inc.	51,925	1,797,903
DENTSPLY International Inc.	12,900	696,664
Gen-Probe Incorporated*	19,850	719,463
Kyphon Inc.*	35,850	1,247,580
Schein (Henry), Inc.*	61,050	2,537,543
		6,999,153
Hospital Supply and Management - 6.86%
Bard (C. R.), Inc.	48,350	3,215,758
Health Management Associates, Inc., Class A	53,950	1,412,411
Laboratory Corporation of America Holdings*	43,800	2,185,620
		6,813,789
Hotels and Gaming - 2.03%
Orient-Express Hotels Ltd.	12,200	386,374
Starwood Hotels & Resorts Worldwide, Inc.	27,750	1,625,318
		2,011,692
Metal Fabrication - 2.50%
Fastenal Company (A)	40,550	2,483,890

Motor Vehicles - 0.87%
Harley-Davidson, Inc.	17,500	868,000

Multiple Industry - 1.25%
AXIS Capital Holdings Limited	44,000	1,245,200

Petroleum - Domestic - 1.08%
XTO Energy Inc.	31,616	1,074,628

Petroleum - International - 3.79%
Burlington Resources Inc.	45,750	2,527,230
Noble Energy, Inc.	16,300	1,233,095
		3,760,325
Petroleum - Services - 0.49%
Smith International, Inc.	7,650	487,305

Publishing - 3.98%
Getty Images, Inc.*	33,350	2,476,571
Meredith Corporation	30,150	1,479,159
		3,955,730
Retail - Food Stores - 0.60%
Longs Drug Stores Corporation	13,900	598,395

Retail - General Merchandise - 0.99%
Nordstrom, Inc.	14,500	985,565

Security and Commodity Brokers - 5.98%
Ameritrade Holding Corporation*	66,550	1,238,163
Chicago Mercantile Exchange Holdings Inc.	11,800	3,486,900
Prudential Financial, Inc.	18,448	1,211,296
		5,936,359
Timesharing and Software - 9.38%
Alliance Data Systems Corporation*	63,100	2,559,336
eBay Inc.*	74,100	2,447,893
Global Payments Inc.	16,500	1,118,700
Paychex, Inc.	66,550	2,163,873
Total System Services, Inc.	42,450	1,023,045
		9,312,847
Trucking and Shipping - 1.64%
C.H. Robinson Worldwide, Inc.	28,050	1,632,510

TOTAL COMMON STOCKS - 93.69%		$93,041,849

(Cost: $66,171,141)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 3.02%
Wm. Wrigley Jr. Company,
3.25%, 7-14-05	$3,000	2,996,479

Household - General Products - 3.29%
Fortune Brands Inc.,
3.41%, 7-1-05	3,273	3,273,000

TOTAL SHORT-TERM SECURITIES - 6.31%		$6,269,479

(Cost: $6,269,479)

TOTAL INVESTMENT SECURITIES - 100.00%		$99,311,328

(Cost: $72,440,620)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Security serves as cover for the following written call options outstanding at June 30, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Fastenal Company	102	November/68	$11,424	$15,912

THE INVESTMENTS OF IVY MONEY MARKET FUND

June 30, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 2.97%
Banks
Citibank, N.A.,
3.21%, 8-22-05	$1,400	$1,400,000

Commercial Paper
Banks - 4.63%
Rabobank USA Financial Corp.,
3.415%, 9-30-05	600	594,821
Rabobank USA Financial Corp.,
3.3%, 10-20-05	600	593,895
Royal Bank of Scotland PLC (The),
3.285%, 7-12-05	1,000	998,996
		2,187,712
Finance Companies - 10.04%
Ciesco, LLC,
3.03%, 7-11-05	1,000	999,158
Ciesco, LLC,
3.26%, 7-22-05	400	399,239
Ciesco, LLC,
3.14%, 8-3-05	600	598,273
PACCAR Financial Corp.,
3.49%, 1-19-06	353	346,087
Preferred Receivables Funding Corp.,
3.22%, 7-20-05	600	598,980
River Fuel Trust #1 (Bank of New York (The)),
3.14%, 7-18-05	1,500	1,497,776
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.35%, 9-13-05	300	297,934
		4,737,447
Food and Related - 3.36%
McCormick & Co. Inc.,
2.95%, 8-16-05	900	896,608
McCormick & Co. Inc.,
3.27%, 11-15-05	700	691,289
		1,587,897
Household - General Products - 1.86%
Fortune Brands Inc.,
3.41%, 7-1-05	878	878,000

Multiple Industry - 2.11%
General Electric Capital Corporation,
3.04%, 8-8-05	1,000	996,791

Security and Commodity Brokers - 1.74%
UBS Finance Delaware LLC,
3.26%, 7-11-05	300	299,728
UBS Finance Delaware LLC,
3.3%, 10-3-05	525	520,476
		820,204
Utilities - Telephone - 2.11%
Verizon Network Funding Corporation,
3.3%, 7-19-05	1,000	998,350

Total Commercial Paper - 25.85%		12,206,401

Notes
Banks - 5.38%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	850	839,153
Wells Fargo & Company,
3.18%, 7-5-05	500	500,000
Wells Fargo & Company,
3.19%, 7-15-05	1,200	1,200,000
		2,539,153
Beverages - 2.97%
Diageo Capital plc,
6.125%, 8-15-05	1,400	1,404,603

Business Equipment and Services - 1.72%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
3.41%, 7-6-05	810	810,000

Computers - Main and Mini - 2.12%
International Business Machines Corporation,
3.14%, 7-8-05	1,000	1,000,000

Electrical Equipment - 1.20%
Emerson Electric Co.,
6.3%, 11-1-05	560	565,298

Finance Companies - 7.73%
Caterpillar Financial Services Corp.,
2.65%, 1-30-06	1,200	1,193,418
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
3.4%, 7-7-05	250	250,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
3.34%, 7-7-05	395	395,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
3.29%, 7-7-05	875	875,000
Unilever Capital Corporation,
6.875%, 11-1-05	925	936,720
		3,650,138
Health Care - General - 1.59%
B & D Associates, LLP and Eye Associates of Boca Raton,
P.A., Taxable Variable Rate Demand Bonds (B& D
Associates Project), Series 2005 (Wachovia Bannk, N.A.),
3.39%, 7-7-05	750	750,000

Hospital Supply and Management - 0.82%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
3.3%, 7-7-05	150	150,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
3.25%, 7-6-05	235	235,000
		385,000
Household - General Products - 2.65%
Procter & Gamble Company (The),
3.34%, 7-7-05	1,250	1,250,000

Insurance - Property and Casualty - 2.12%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
3.28563%, 7-29-05	1,000	1,000,000

Multiple Industry - 5.65%
Heller Financial, Inc.,
6.375%, 3-15-06	900	918,743
The Salvation Army, Taxable Multi-Modal Revenue Bonds Series 2005A (The Bank of New York),
3.32%, 7-7-05	1,750	1,750,000
		2,668,743
Restaurants - 1.17%
McDonald's Corporation,
4.488%, 3-7-06 (A)	550	553,383

Retail - General Merchandise - 6.74%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
3.45%, 7-5-05	1,250	1,250,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	1,900	1,931,607
		3,181,607
Trucking and Shipping - 1.12%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
3.39%, 7-7-05	530	530,000

Total Notes - 42.98%		$20,287,925

TOTAL CORPORATE OBLIGATIONS - 71.80%		$33,894,326

(Cost: $33,894,326)

MUNICIPAL OBLIGATIONS

California - 9.48%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.11%, 7-6-05	2,400	2,400,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.31%, 7-6-05	2,075	2,075,000
		4,475,000
Florida - 1.06%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project) Taxable Series 2004B (Bank of America, N.A.),
3.25%, 7-6-05	500	500,000

Maryland - 3.99%
Mayor and City Council of Baltimore (City of Baltimore,
     Maryland), General Obligation Bonds, Consolidated
      Public Improvement Refunding Bonds, Series 2003C
      (Variable Rate Demand/Taxable), (Financial Security
Assurance Inc.),
3.28%, 7-7-05	1,885	1,885,000

New York - 3.18%
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A),
3.34%, 7-7-05	1,500	1,500,000

Texas - 0.85%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.11%, 7-6-05	400	400,000

Washington - 3.10%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Brittany Park Project), Series 1996B (U.S. Bank of Washington, National Association),
3.35%, 7-7-05	595	595,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004B (Wells Fargo Bank, N.A.),
3.29%, 7-5-05	380	380,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U.S. Bank, National Assocation),
3.45%, 7-5-05	225	225,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Nonprofit Revenue Bonds (Virginia Mason Research Center Project), Series 1997B (U.S. Bank, National Association),
3.38%, 7-7-05	265	265,000
		1,465,000
Wisconsin - 3.43%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U.S. Bank, National Association),
3.45%, 7-5-05	1,620	1,620,000

TOTAL MUNICIPAL OBLIGATIONS - 25.09%		$11,845,000

(Cost: $11,845,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.11%

Overseas Private Investment Corporation,
3.21%, 7-6-05	1,073	1,072,500
Overseas Private Investment Corporation,
3.33%, 7-6-05	395	395,349
(Cost: $1,467,849)		$1,467,849

TOTAL INVESTMENT SECURITIES - 100.00%		$47,207,175

(Cost: $47,207,175)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of this security amounted to 1.17% of total investments.

THE INVESTMENTS OF IVY MUNICIPAL BOND FUND

June 30, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.23%
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	$290	$304,288
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	250	252,338
		556,626
California - 7.46%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	564,580
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	527,640
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	282,370
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	265,318
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	225,872
		1,865,780
Colorado - 4.27%
City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	544,600
El Paso County School District No. 12 - Cheyenne Mountain, El Paso County, Colorado, General Obligation Refunding Bonds, Series 2002,
0.0%, 9-15-12	685	523,648
		1,068,248
Delaware - 0.88%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	200	219,118

Florida - 3.36%
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	562,215
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	278,595
		840,810
Georgia - 0.93%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	233,255

Hawaii - 0.43%
State of Hawaii, General Obligation Refunding Bonds of 2005, Series DG,
5.0%, 7-1-09	100	107,500

Illinois - 8.04%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,078,825
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	655,959
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.25%, 1-1-21	250	274,943
		2,009,727
Indiana - 8.17%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	779,308
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	561,380
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	355	359,107
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	342,435
		2,042,230
Kansas - 4.67%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.55%, 12-1-33	500	537,450
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.65%, 6-1-35	335	359,633
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1 (AMT),
6.3%, 12-1-32	255	269,124
		1,166,207
Louisiana - 4.16%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.25%, 6-1-13	500	556,470
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	200	213,918
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized- Cypress Apartments Project),
5.5%, 4-20-38	250	269,133
		1,039,521
Massachusetts - 0.91%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	227,944

Maryland - 2.19%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	547,000

Michigan - 1.84%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	420	459,656

Minnesota - 5.09%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	537,460
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	406,176
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	328,929
		1,272,565
Missouri - 5.37%
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	500	543,565
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	386,547
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	205,988
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	205,352
		1,341,452
Nebraska - 1.68%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	400	419,212

New Jersey - 2.89%
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	250	283,790
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	250	277,270
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002,
5.5%, 6-1-11	150	161,719
		722,779
New York - 12.03%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	555,600
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	550,460
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	500	550,040
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	545,210
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D,
5.0%, 6-15-09	500	537,485
The City of New York, General Obligation Bonds, Fiscal 2004 Series E,
5.25%, 8-1-09	250	269,503
		3,008,298
Oklahoma - 1.58%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	394,945

Pennsylvania - 3.59%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002,
5.5%, 2-1-18	500	565,425
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	331,971
		897,396
Puerto Rico - 1.04%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004 A,
5.25%, 7-1-21	240	260,506

Rhode Island - 2.98%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	725	744,792

South Carolina - 2.17%
South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	542,115

Texas - 3.13%
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	480	500,894
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	282,258
		783,152
Virginia - 2.22%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	555,990

Washington - 3.14%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	566,870
Energy Northwest, Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	200	218,950
		785,820
Wyoming - 2.14%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	535,700

TOTAL MUNICIPAL BONDS - 98.59%		$24,648,344

(Cost: $23,444,378)

SHORT-TERM SECURITY - 1.41%

Forest and Paper Products
Sonoco Products Co.,
3.44%, 7-1-05	352	$352,000
(Cost: $352,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$25,000,344

(Cost: $23,796,378)

THE INVESTMENTS OF IVY SCIENCE AND TECHNOLOGY FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Broadcasting - 2.30%
XM Satellite Radio Holdings Inc., Class A*	151,800	$5,108,829

Business Equipment and Services - 5.71%
CheckFree Corporation*	113,500	3,865,243
Euronet Worldwide, Inc.*	173,000	5,032,570
Headwaters Incorporated*	109,600	3,768,048
		12,665,861
Computers - Micro - 1.49%
Dell Inc.*	83,800	3,305,491

Computers - Peripherals - 11.54%
BEA Systems, Inc.*	240,600	2,111,265
Check Point Software Technologies Ltd.*	25,700	509,760
Microsoft Corporation	198,700	4,932,728
Oracle Corporation*	310,700	4,102,794
Red Hat, Inc.*	287,200	3,760,884
SAP Aktiengesellschaft, ADR	50,500	2,186,650
Symantec Corporation*	166,300	3,616,194
Symbol Technologies, Inc.	444,115	4,383,415
		25,603,690
Consumer Electronics - 1.93%
Garmin Ltd.	99,800	4,268,446

Electronic Components - 15.19%
Advanced Micro Devices, Inc.*	124,900	2,165,766
Broadcom Corporation, Class A*	128,400	4,562,052
Intel Corporation	121,700	3,167,243
Maxim Integrated Products, Inc.	57,100	2,180,364
MediaTek Incorporation (A)	263,498	2,287,845
Microchip Technology Incorporated	210,400	6,240,464
Micron Technology, Inc.*	297,800	3,040,538
Samsung Electronics Co., Ltd. (A)	16,600	7,926,921
Texas Instruments Incorporated	75,900	2,130,513
		33,701,706
Electronic Instruments - 1.46%
ASML Holding N.V., Ordinary Shares*	126,300	1,978,490
Mattson Technology, Inc.*	176,600	1,259,158
		3,237,648
Health Care - Drugs - 6.86%
Amgen Inc.*	58,600	3,542,663
Genzyme Corporation*	103,200	6,199,740
IVAX Corporation*	254,662	5,475,233
		15,217,636
Health Care - General - 2.14%
Advanced Medical Optics, Inc.*	119,600	4,754,100

Hospital Supply and Management - 21.07%
Cerner Corporation*	220,700	15,002,083
Guidant Corporation	48,000	3,230,400
PacifiCare Health Systems, Inc.*	49,100	3,508,195
Triad Hospitals, Inc.*	142,200	7,769,808
UnitedHealth Group Incorporated	87,500	4,562,250
WellCare Health Plans, Inc.*	210,300	7,467,753
WellPoint, Inc.*	74,500	5,188,180
		46,728,669
Multiple Industry - 19.91%
Cogent, Inc.*	63,300	1,805,949
Dolby Laboratories, Inc., Class A*	114,000	2,514,840
Google Inc., Class A*	37,500	11,030,438
Infosys Technologies Limited	61,100	4,737,389
NAVTEQ Corporation*	61,600	2,290,288
PRA International*	88,900	2,377,186
PortalPlayer, Inc.*	108,200	2,257,052
Research In Motion Limited*	149,150	11,002,050
Silicon Motion Technology Corporation, ADR*	46,800	491,400
Telvent GIT, S.A.*	106,800	1,108,584
VeriFone Holdings, Inc.*	177,800	2,889,250
Volterra Semiconductor Corporation*	110,700	1,645,002
		44,149,428
Security and Commodity Brokers - 3.66%
Chicago Mercantile Exchange Holdings Inc.	27,500	8,126,250

Timesharing and Software - 3.54%
Alliance Data Systems Corporation*	193,500	7,848,360

Utilities - Telephone - 0.84%
UbiquiTel Inc.*	228,400	1,864,886

TOTAL COMMON STOCKS - 97.64%		$216,581,000

(Cost: $179,323,702)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.90%
Caterpillar Inc.,
3.25%, 7-8-05	$2,000	1,998,736

Finance Companies - 1.06%
USAA Capital Corp.,
3.15%, 7-6-05	2,353	2,351,971

Forest and Paper Products - 0.40%
Sonoco Products Co.,
3.44%, 7-1-05	880	880,000

TOTAL SHORT-TERM SECURITIES - 2.36%		$5,230,707

(Cost: $5,230,707)

TOTAL INVESTMENT SECURITIES - 100.00%		$221,811,707

(Cost: $184,554,409)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

THE INVESTMENTS OF SMALL CAP GROWTH FUND

June 30, 2005
COMMON STOCKS AND WARRANT	Shares	Value

Apparel - 3.55%
Oxford Industries, Inc.	279,100	$12,015,255
Quiksilver, Inc.*	518,900	8,292,022
		20,307,277
Banks - 1.27%
City National Corporation	101,050	7,246,295

Business Equipment and Services - 10.21%
CheckFree Corporation*	344,244	11,723,229
DiamondCluster International, Inc.*	21,800	245,577
Headwaters Incorporated*	218,650	7,517,187
Jacobs Engineering Group Inc.*	126,300	7,105,638
Macrovision Corporation*	468,950	10,572,478
Resources Connection, Inc.*	604,702	14,026,063
Strayer Education, Inc.	83,300	7,187,957
		58,378,129
Capital Equipment - 2.63%
Chicago Bridge & Iron Company N.V., NY Shares	352,000	8,046,720
Cooper Cameron Corporation*	112,700	6,993,035
		15,039,755
Chemicals - Specialty - 1.09%
Minerals Technologies Inc.	100,850	6,212,360

Communications Equipment - 6.24%
ADC Telecommunications, Inc.*	182,178	3,966,926
ADTRAN, Inc.	319,650	7,922,525
Andrew Corporation*	427,300	5,450,211
Plantronics, Inc.	350,700	12,751,452
Tekelec*	331,600	5,572,538
		35,663,652
Computers - Peripherals - 12.72%
Allscripts Healthcare Solutions, Inc.*	303,200	5,028,572
Avid Technology, Inc.*	200,900	10,710,983
Cognex Corporation	372,050	9,736,548
Epicor Software Corporation*	336,800	4,437,340
Kronos Incorporated*	191,850	7,744,985
MICROS Systems, Inc.*	208,950	9,324,394
Nautilus Group, Inc. (The)	485,500	13,836,750
Red Hat, Inc.*	441,200	5,777,514
Take-Two Interactive Software, Inc.*	240,650	6,125,746
		72,722,832
Cosmetics and Toiletries - 1.92%
Nu Skin Enterprises, Inc., Class A	471,500	10,985,950

Electrical Equipment - 0.90%
Microsemi Corporation*	273,900	5,147,951

Electronic Components - 1.34%
FormFactor, Inc.*	289,900	7,649,012

Electronic Instruments - 4.18%
APW Ltd., Warrants (A)*	19	-**
FLIR Systems, Inc.*	401,100	11,988,879
WMS Industries Inc.*	352,700	11,903,625
		23,892,504
Finance Companies - 1.35%
Financial Federal Corporation	199,950	7,726,068

Food and Related - 1.68%
J.M. Smucker Company (The)	205,050	9,625,047

Health Care - Drugs - 3.42%
Angiotech Pharmaceuticals, Inc.*	302,150	4,183,267
Encysive Pharmaceuticals Inc.*	218,100	2,358,751
MGI PHARMA, INC.*	106,400	2,314,732
Martek Biosciences Corporation*	248,022	9,416,155
NPS Pharmaceuticals, Inc.*	112,500	1,277,438
		19,550,343
Health Care - General - 9.01%
Advanced Neuromodulation Systems, Inc.*	214,600	8,512,109
American Medical Systems Holdings, Inc.*	262,400	5,414,624
Digene Corporation*	295,700	8,177,583
Hologic, Inc.*	167,100	6,653,922
ResMed Inc.*	122,550	8,087,075
Schein (Henry), Inc.*	203,400	8,454,321
Wright Medical Group, Inc.*	232,900	6,228,911
		51,528,545
Hospital Supply and Management - 5.88%
Advisory Board Company (The)*	142,335	6,944,525
Cerner Corporation*	227,400	15,457,515
VCA Antech, Inc.*	236,350	5,732,669
WellCare Health Plans, Inc.*	155,500	5,521,805
		33,656,514
Leisure Time Industry - 1.24%
THQ Inc.*	241,950	7,079,457

Motor Vehicle Parts - 0.81%
Gentex Corporation	253,600	4,616,788

Multiple Industry - 1.47%
FoxHollow Technologies, Inc.*	191,400	7,303,824
PortalPlayer, Inc.*	44,300	924,098
Volcom, Inc.*	7,900	212,747
		8,440,669
Petroleum - Domestic - 1.33%
Western Gas Resources, Inc.	217,400	7,587,260

Petroleum - International - 2.19%
Newfield Exploration Company*	314,800	12,557,372

Petroleum - Services - 1.73%
Patterson-UTI Energy, Inc.	355,650	9,899,518

Publishing - 1.16%
Getty Images, Inc.*	89,144	6,619,833

Railroad - 1.40%
Kansas City Southern*	397,600	8,023,568

Restaurants - 0.99%
Red Robin Gourmet Burgers, Inc.*	91,900	5,688,151

Retail - Specialty Stores - 4.76%
Guitar Center, Inc.*	126,300	7,372,762
O'Reilly Automotive, Inc.*	356,900	10,648,112
Tractor Supply Company*	187,600	9,209,284
		27,230,158
Timesharing and Software - 7.32%
Audible, Inc.*	150,700	2,613,891
CoStar Group, Inc.*	10,700	466,948
Digitas Inc.*	769,500	8,776,147
FactSet Research Systems, Inc.	382,725	13,716,864
MicroStrategy Incorporated, Class A*	133,568	7,075,097
Zebra Technologies Corporation, Class A*	209,800	9,199,730
		41,848,677
Utilities - Telephone - 0.24%
NeuStar, Inc., Class A*	53,700	1,374,720

TOTAL COMMON STOCKS AND WARRANT - 92.03%		$526,298,405

(Cost: $401,139,939)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.87%
Alcoa Incorporated,
3.4%, 7-1-05	$5,000	5,000,000

Beverages - 0.94%
Diageo Capital plc,
3.25%, 7-6-05	5,370	5,367,576

Capital Equipment - 1.92%
Caterpillar Inc.,
3.25%, 7-8-05	5,000	4,996,840
Deere (John) Capital Corporation,
3.33%, 7-26-05	6,000	5,986,125
		10,982,965
Finance Companies - 1.53%
Ciesco, LLC,
3.26%, 7-22-05	6,738	6,725,187
River Fuel Trust #1 (Bank of New York (The)),
3.27%, 7-18-05	2,000	1,996,912
		8,722,099
Forest and Paper Products - 0.62%
Sonoco Products Co.,
3.44%, 7-1-05	3,528	3,528,000

Health Care - General - 0.87%
Baxter International Inc.,
3.3%, 7-5-05	5,000	4,998,167

Publishing - 1.22%
Tribune Co.,
3.28%, 7-11-05	7,000	6,993,622

TOTAL SHORT-TERM SECURITIES - 7.97%		$45,592,429

(Cost: $45,592,429)

TOTAL INVESTMENT SECURITIES - 100.00%		$571,890,834

(Cost: $446,732,368)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A) Security valued in good faith by the Valuation Committee of the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005